Other Receivables and Other Payables (Tables)	3 Months Ended
Mar. 31, 2018
Other Receivables Other Payables [Abstract]
Schedule of taxes recoverable and payable
	2018	2017
Value added tax deductible	$1,304,477	$820,616
Other business-related (tax payable) prepaid tax	(81,840)	7,694
	$1,222,637	$828,310